Retirement Plan	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Retirement Plan	Retirement PlanThe Company’s subsidiary, Black Forest Engineering (“BFE”), had a Simplified Employee Pension (SEP) defined-contribution savings plan. This plan covered all full-time employees of BFE that have been employed at least two of the immediately preceding five years and were over 21 years old. The Company provided contributions of up to 15% of each participant’s gross salary, yearly. The Company discontinued the SEP in June 2019. During the year ended December 31, 2019, the Company’s contribution to the SEP was $135,000.